RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ZNTB [Member]
Office Rental Paid On Behalf Of The Group	$ 189,235	$ 0
BXDT [Member]
System Service Fees	485,190	0
HZTC [Member]
System Service Fees	$ 739,016	$ 0